Related Party Transactions (Details) - Gelesis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 13, 2021
Related Party Transaction [Line Items]
Research and development, including related party expenses	$ 447	$ 108
Outstanding accrued expenses and remaining undiscounted payments, related parties	5,664	109
Accounts payable, due to related party	147	93
Principal amount	37,081
Loss of change in fair value of the instrument	128
PureTech
Related Party Transaction [Line Items]
Principal amount			$ 15,000
PureTech | Management services expenses
Related Party Transaction [Line Items]
Research and development, including related party expenses	500	500
Accounts payable, due to related party	100
Notes payable	15,100
PureTech | Royalty expense
Related Party Transaction [Line Items]
Research and development, including related party expenses	200
Outstanding accrued expenses and remaining undiscounted payments, related parties		100
PureTech | Minimum | Management services expenses
Related Party Transaction [Line Items]
Accounts payable, due to related party		$ 100
Loss of change in fair value of the instrument	100
SSD2
Related Party Transaction [Line Items]
Principal amount			$ 12,000
SSD2 | Management services expenses
Related Party Transaction [Line Items]
Notes payable	12,100
SSD2 | Minimum | Management services expenses
Related Party Transaction [Line Items]
Loss of change in fair value of the instrument	$ 100